Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
T. Rowe Price Technology ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	24.26%
T. Rowe Price Value ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	15.70%	14.42%